Form N-1A Supplement	Mar. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VOYA SEPARATE PORTFOLIOS TRUST
Voya VACS Series EMHCD Fund
(the “Fund”)
Supplement dated February 25, 2026
to the Fund’s Prospectus
dated June 27, 2025, as supplemented
(the “Prospectus”)
Pursuant to the guidance from the U.S. Securities and Exchange Commission, as the Fund was originally classified as non-diversified but has been managed as diversified for a period of at least three years, the Fund’s classification has changed from a non-diversified fund to a diversified fund effective February 17, 2026. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Fund to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. Voya Separate Portfolios Trust is organized as a Delaware statutory trust.
Effective immediately, the Fund’s Prospectus is revised as follows:
1.The seventh paragraph of the section entitled “Principal Investment Strategies” is hereby deleted in its entirety.
2.The risk entitled “Issuer Non-Diversification” of the section entitled “Principal Risks” is hereby deleted in its entirety.

Voya VACS Series EMHCD Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VOYA SEPARATE PORTFOLIOS TRUST
Voya VACS Series EMHCD Fund
(the “Fund”)
Supplement dated February 25, 2026
to the Fund’s Prospectus
dated June 27, 2025, as supplemented
(the “Prospectus”)
Pursuant to the guidance from the U.S. Securities and Exchange Commission, as the Fund was originally classified as non-diversified but has been managed as diversified for a period of at least three years, the Fund’s classification has changed from a non-diversified fund to a diversified fund effective February 17, 2026. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Fund to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. Voya Separate Portfolios Trust is organized as a Delaware statutory trust.
Effective immediately, the Fund’s Prospectus is revised as follows:
1.The seventh paragraph of the section entitled “Principal Investment Strategies” is hereby deleted in its entirety.
2.The risk entitled “Issuer Non-Diversification” of the section entitled “Principal Risks” is hereby deleted in its entirety.